Net Income - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Valuation loss on financial assets and liabilities at fair value through profit or loss, net	$ (92)	$ (3)	$ (147)	$ (98)
Foreign currency exchange gain or loss, net	6		(22)	(116)
Gain on disposal of subsidiaries	15		0	0
Gain on disposal of investments accounted for using equity method, net	733	23	85	6
Gain on disposal of financial instruments, net	0		1	0
Others	(35)		(11)	(71)
Other gains and losses	$ 627	$ 20	$ (94)	$ (279)